LOANS AND OTHER FINANCING	12 Months Ended
Dec. 31, 2021
LOANS AND OTHER FINANCING
LOANS AND OTHER FINANCING

26.    LOANS AND OTHER FINANCING

As of December 31, 2021 and 2020 the composition of the loan portfolio is as follows:

				Total as of
	Assets Before Allowances			December 31,
	Stage 1	Stage 2	Stage 3	2021
Promissory notes	37,128,510	672,216	173,348	37,974,074
Unsecured corporate loans	11,278,606	432,712	1,338,004	13,049,322
Overdrafts	4,941,421	139,929	117,054	5,198,404
Mortgage loans	14,335,616	1,211,860	320,803	15,868,279
Automobile and other secured loans	3,238,977	407,569	271,901	3,918,447
Personal loans	24,848,123	3,872,005	2,567,411	31,287,539
Credit card loans	26,960,062	2,673,520	1,428,481	31,062,063
Foreign Trade Loans	9,859,886	2,196,320	1,697,453	13,753,659
Other financings	3,601,638	242,459	83,122	3,927,219
Other receivables from financial transactions	3,058,661	40,314	113,308	3,212,283
Receivables from financial leases	5,813,309	411,487	46,063	6,270,859
Subtotal	145,064,809	12,300,391	8,156,948	165,522,148
Allowances for loan losses	(1,825,277)	(2,642,379)	(5,580,163)	(10,047,819)
Total	143,239,532	9,658,012	2,576,785	155,474,329

				Total as of
	Assets Before Allowances			December 31,
	Stage 1	Stage 2	Stage 3	2020
Promissory notes	27,514,098	922,027	220,763	28,656,888
Unsecured corporate loans	18,728,720	1,197,805	3,561,404	23,487,929
Overdrafts	3,071,077	240,830	457,154	3,769,061
Mortgage loans	11,916,818	3,197,483	1,576,581	16,690,882
Automobile and other secured loans	1,852,825	471,548	531,734	2,856,107
Personal loans	28,749,130	2,192,557	941,892	31,883,579
Credit card loans	26,294,177	2,776,595	587,386	29,658,158
Foreign Trade Loans	14,427,056	2,392,460	2,870,700	19,690,216
Other financings	4,971,812	1,095,063	246,489	6,313,364
Other receivables from financial transactions	3,843,013	51,000	90,114	3,984,127
Receivables from financial leases	4,252,607	328,028	230,669	4,811,304
Subtotal	145,621,333	14,865,396	11,314,886	171,801,615
Allowances for loan losses	(2,801,943)	(3,001,823)	(6,912,633)	(12,716,399)
Total	142,819,390	11,863,573	4,402,253	159,085,216

Expected Credit Loss Allowances

Expected credit loss allowance recognised in the period is affected by a range of factors as follows:

●	Transfers between Stage 1 and Stage 2 or 3 due to financial instruments experiencing significant increases (or decreases) of credit risk or becoming credit-impaired in the period, and the consequent "step up" (or "step down") between 12 months and Lifetime;
●	Additional allowances for new financial instruments recognized during the period, as well as releases for financial instruments de-recognized during the period, ;
●	Impact on the measurement of ECL of changes in PDs, EADs and LGDs in the period, resulting from the regular updating of model inputs;
●	Impact on the measurement of ECL as a result of changes in models and assumptions;
●	Discount unwind within ECL due to passage of time, as ECL is measured on a present value basis;
●	Foreign exchange retranslations for assets denominated in foreign currencies and other movements; and
●	Financial assets derecognised during the period and write-offs of allowances related to assets that were written off during the period.

The following charts explain changes in the provision for credit risk between the beginning and end of the period due to the following factors:

An analysis of changes in the gross carrying amount and the corresponding ECL allowance is, as follows:

	Assets Before Allowances				ECL Allowance
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Balance at the beginning of the year	145,621,333	14,865,396	11,314,887	171,801,616	2,801,943	3,001,823	6,912,635	12,716,401
Transfers
1 to 2	(2,706,703)	2,706,703	—	—	(143,762)	738,400	—	594,638
1 to 3	(1,669,225)	—	1,669,225	—	(213,280)	—	2,489,899	2,276,619
2 to 3	—	(345,905)	345,905	—	—	(214,718)	395,987	181,269
2 to 1	2,472,284	(2,472,284)	—	—	28,625	(371,684)	—	(343,059)
3 to 2	—	436,312	(436,312)	—	—	102,955	(427,790)	(324,835)
3 to 1	549,224	—	(549,224)	—	(799)	—	(289,617)	(290,416)
Net changes of financial assets	1,103,670	(2,208,067)	874,515	(229,882)	786,772	284,880	1,701,582	2,773,234
Write-Offs	(1,460,146)	(927,797)	(5,217,593)	(7,605,536)	(1,460,146)	(927,797)	(5,217,593)	(7,605,536)
Exchange Differences and Others	1,154,372	246,032	155,546	1,555,950	25,924	28,520	15,060	69,504
Gross carrying amount at December 31, 2021	145,064,809	12,300,390	8,156,949	165,522,148	1,825,277	2,642,379	5,580,163	10,047,819

	Assets Before Allowances				ECL Allowance
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Balance at the beginning of the year	171,911,741	9,571,995	13,247,969	194,731,705	3,298,489	1,723,489	8,852,772	13,874,750
Transfers
1 to 2	(4,852,066)	4,852,066	—	—	(176,175)	1,634,428	—	1,458,253
1 to 3	(2,330,308)	—	2,330,308	—	(54,807)	—	3,744,912	3,690,105
2 to 3	—	(1,277,483)	1,277,483	—	—	(335,559)	1,120,179	784,620
2 to 1	1,234,686	(1,234,686)	—	—	51,073	(188,137)	—	(137,064)
3 to 2	—	55,376	(55,376)	—	—	15,826	(59,281)	(43,455)
3 to 1	70,542	—	(70,542)	—	2,133	—	(68,147)	(66,014)
Net changes of financial assets	(23,213,643)	4,131,246	(80,391)	(19,162,788)	1,257,132	1,850,908	(689,803)	2,418,237
Write-Offs	(1,696,215)	(1,737,832)	(6,192,773)	(9,626,820)	(1,696,216)	(1,737,831)	(6,192,773)	(9,626,820)
Exchange Differences and Others	4,496,596	504,714	858,209	5,859,519	120,314	38,699	204,776	363,789
Gross carrying amount at December 31, 2020	145,621,333	14,865,396	11,314,887	171,801,616	2,801,943	3,001,823	6,912,635	12,716,401

Collateral and other credit enhancements

Collateral is an instrument pledged as security for repayment of a loan, to be forfeited in the event of default. The Entity accepts collateral as security before a potential breach on behalf of a debtor occurs.

The Argentine Central Bank classifies these guarantees in three types: Preferred "A" (considered self-settleable), Preferred "B" (made up by mortgage or pledge loans) and remaining guarantees (mainly bank guarantees and fines).

In virtue of the administration of collateral, the Group relies on a specific area devoted to the review of the legal compliance and suitable instrumentation of received collateral. In accordance with the type of collateral, the guarantors may be people or companies (in the case of mortgages, pledges, fines, guarantees and liquid funds) and international top level Financial Entities (for credit letters stand by).

The Group monitors collateral held for financial assets considered to be credit-impaired as it becomes more likely that the Group will take possession of collateral to mitigate potential credit losses.

		Allowances
	Gross	for loans		Fair value of
Credit Impaired loans	exposure	losses	Book value	collateral
Overdrafts	117,054	91,522	25,532	—
Financial Lease	46,062	28,345	17,717	28,720
Documents	173,348	89,361	83,987	856,145
Mortgage loans	320,803	180,769	140,034	11,928
Personal loans	2,567,411	2,423,057	144,354	—
Pledge loans	271,901	188,118	83,783	150,505
Credit cards	1,428,481	1,344,741	83,740	2,125
Other	3,231,888	1,234,251	1,997,637	1,451,123
Total	8,156,948	5,580,164	2,576,784	2,500,546

Write-off policy

The Group writes off, in whole or in part, when it has exhausted all practical recovery efforts and has concluded there is no reasonable expectation of recovery. Indicators that there is no reasonable expectation of recovery include: (i) ceasing enforcement activity and (ii) where the Group´s recovery method is foreclosing on collateral and the value of the collateral is such that there is no reasonable expectation of recovering in full.

The Group may write-off financial assets that are still subject to enforcement activity, The outstanding contractual amounts of such assets written off during the year ended on December 31, 2021 and 2020 amount to 7,899,550 and 10,864,898 respectively.The Group still seeks to recover amounts it is legally owed in full, but which have been partially written off due to no reasonable expectation of recovery.

	12.31.2021	12.31.2020
Balance at the beginning of the year	10,864,898	7,909,885
Additions	7,605,536	9,626,820
Disposals	(3,244,896)	(1,855,095)
Cash collection	(1,093,450)	(830,359)
Portfolio sales	(533,986)	(116,402)
Condonation	(1,617,460)	(908,334)
Exchange differences and other movements	(7,325,988)	(4,816,712)
Gross carrying amount	7,899,550	10,864,898